IFRS 7 - Disclosure - Market Risk - Summary of Incremental Risk Charge (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Market Risk [line items]
Total VaR (one-day measure)	$ 10.5	$ 7.6
Stressed total VaR (one-day measure)	32.0	31.2
IRC (one-year measure)	101.9	114.0
Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	7.9	6.0
Credit spread risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.1	1.1
Equity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	4.6	4.1
Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.2	1.2
Commodity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.9	1.4
Debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	3.3	1.9
Diversification effect [member]
Market Risk [line items]
Total VaR (one-day measure)	(10.5)	(8.1)
High [Member]
Market Risk [line items]
Total VaR (one-day measure)	13.2	14.6
Stressed total VaR (one-day measure)	62.2	49.9
IRC (one-year measure)	150.0	178.9
High [Member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	11.7	16.3
High [Member] | Credit spread risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.5	11.0
High [Member] | Equity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	8.6	10.5
High [Member] | Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	3.4	4.8
High [Member] | Commodity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	4.1	6.0
High [Member] | Debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	3.9	3.3
Low [Member]
Market Risk [line items]
Total VaR (one-day measure)	6.6	5.5
Stressed total VaR (one-day measure)	14.2	16.1
IRC (one-year measure)	82.4	95.7
Low [Member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	4.9	4.7
Low [Member] | Credit spread risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.0	0.9
Low [Member] | Equity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	3.3	2.6
Low [Member] | Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	0.3	0.5
Low [Member] | Commodity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.2	1.1
Low [Member] | Debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.3	1.2
Average risk [member]
Market Risk [line items]
Total VaR (one-day measure)	9.2	8.7
Stressed total VaR (one-day measure)	36.9	30.0
IRC (one-year measure)	107.3	130.7
Average risk [member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	7.2	7.3
Average risk [member] | Credit spread risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.5	3.4
Average risk [member] | Equity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	5.4	4.9
Average risk [member] | Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	0.8	1.8
Average risk [member] | Commodity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.3	2.3
Average risk [member] | Debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.1	2.2
Average risk [member] | Diversification effect [member]
Market Risk [line items]
Total VaR (one-day measure)	$ (10.1)	$ (13.2)